STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Cash flows from operating activities
Net income (loss)	$ 2,753,593	$ (283,101)	$ (2,798,169)
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Stock option expense for consulting fees	41,845	421,923	80,080
Accretion expense	13,622	10,545	10,487
Change in fair value of derivative liability	(3,006,205)	(466,499)	2,216,119
Loss on disposal of oil and gas properties	45,355	0	0
Change in assets and liabilities:
Accrued interest	(8,693)	(3,637)	0
GST receivables	7,837	(2,616)	(6,165)
Prepaid expenses	4,012	(4,012)	5,002
Accounts payable	(35,056)	47,396	(17,933)
Accrued liabilities	(30,437)	32,387	(14,970)
Net cash used in operating activities	(214,127)	(247,614)	(525,549)
Cash flows from investing activities
Deposits	(4,996)	(23,892)	(6,152)
Acquisition of oil and gas interests	(62,285)	(298,786)	(107,391)
Notes receivable advances to related parties	(53,668)	(103,309)	(65,814)
Net cash used in investing activities	(120,949)	(425,987)	(179,357)
Cash flows from financing activities
Proceeds from the issuance of common stock	219,990	301,600	969,502
Proceeds from the exercise of warrants	0	69,600	37,500
Stock subscriptions received	21,514	0	0
Proceeds from loan financing	13,835	0	0
Repayment of loan financing	(7,225)	0	0
Net cash provided by financing activities	248,114	371,200	1,007,002
Foreign exchange effect on cash	(29,370)	(19,338)	4,391
Net increase (decrease) in cash	(116,332)	(321,739)	306,487
Cash, beginning balance	118,873	440,612	134,125
Cash, ending balance	2,541	118,873	440,612
Supplemental disclosure of cash flow information
Interest	0	0	0
Income taxes	0	0	0
Non-cash financing activities:
Derivative liability adjustment	$ 191,490	$ 301,600	$ 969,502